TAXES ON INCOME (Schedule of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income before taxes on income, as reported in the consolidated statements of income		$ 186,715	$ 129,660	$ 144,481
Statutory tax rate in Israel		23.00%	24.00%	25.00%
Preferred Enterprise / Preferred Technology Enterprise benefits	[1]	(13.00%)	(16.80%)	(8.90%)
Changes in valuation allowance		(0.00%)	0.00%	1.00%
Earnings taxed under foreign law		(1.80%)	(4.60%)	(7.70%)
Tax settlements and other adjustments		7.00%	14.30%	5.80%
U.S. Tax Reform one-time adjustment		(1.60%)	(23.90%)
Other		1.10%	(3.50%)	(0.40%)
Effective tax rate		14.70%	(10.50%)	14.80%
Basic		$ 2.60	$ 2.37	$ 1.96
Diluted		2.52	2.31	1.92
Approved, Privileged and Preferred Enterprise [Member]
Basic		0.39	0.36	0.22
Diluted		$ 0.38	$ 0.35	$ 0.21

[1]	The effect of the benefit resulting from the "Preferred Enterprise/Preferred Technology Enterprise benefits" status on net earnings per ordinary share is as follows: